Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 34,510	$ 33,251
Accounts receivable	9,996	10,681
Prepaids and other	3,530	4,338
Product inventory	5,828	17,516
Current assets	53,864	65,786
Non-Current
Intangible exploration and evaluation assets	584	33,706
Property and equipment
Petroleum and natural gas assets	140,059	196,150
Other	2,917	4,296
Deferred taxes	3,723	8,387
Assets	201,147	308,325
Current
Accounts payable and accrued liabilities	21,667	32,156
Derivative commodity contracts	398	217
Current portion of lease obligations	1,553	1,219
Current portion of long-term debt	14,897	0
Current liabilities	38,515	33,592
Non-Current
Long-term debt	6,567	37,041
Asset retirement obligations	13,042	13,612
Other long-term liabilities	544	614
Lease obligations	461	589
Deferred taxes	3,723	8,387
Liabilities	62,852	93,835
SHAREHOLDERS’ EQUITY
Share capital	152,805	152,805
Accumulated other comprehensive income	1,900	1,134
Contributed surplus	25,109	24,673
(Deficit) Retained earnings	(41,519)	35,878
Equity	138,295	214,490
Equity and liabilities	$ 201,147	$ 308,325